Shareholders’ Deficit (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2021	Apr. 08, 2021
Shareholders’ Deficit (Details) [Line Items]
Preferred shares, authorized		100,000,000
Ordinary shares issued		3,201,758	3,201,758
Ordinary shares subject to possible redemption		1,278,361	1,413,480
Exercise warrant price (in Dollars per share)		$ 11.5		$ 0.06
Aggregate fair value (in Dollars)					$ 636,375
Warrants outstanding, description		As of December 31, 2021 and 2020, the Company has outstanding warrants of 13,232,232 and 11,817,752 to purchase an aggregate of 6,616,116 shares and 5,908,876 shares of the Company’s ordinary shares, respectively, with a weighted average exercise of $11.50 per whole share.
Warrant [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares authorized		300,000,000
Exercise warrant price (in Dollars per share)	$ 11.5
Warrants, description		The Company may call the warrants for redemption (excluding the Private Warrants and any warrants issued to its initial shareholders, officers or directors in payment of working capital loans made to the Company, but including outstanding warrants issued upon exercise of the unit purchase option issued to Chardan Capital Markets LLC), in whole and not in part, at a price of $0.01 per warrant, ● at any time after the warrants become exercisable, ● upon not less than 30 days’ prior written notice of redemption to each warrant holder, ● if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to warrant holders; and ● if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.
Issuance of dividend warrants (in Dollars)	$ 1,414,480